EQUITY METHOD INVESTMENT (Narrative) (Details) $ in Millions	12 Months Ended
	Jun. 27, 2018 USD ($)	Jun. 28, 2017 restaurant
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Note receivable from sale of Mexico JV, gross	$ 18.0
(Gain) on sale of JV	0.2
Reclassification from AOCL, current period, due to disposition of Mexico JV	5.4
Reclassification from AOCL, current year, attributable to prior years foreign currency translation losses	5.9
Reclassification from AOCL, current period, attributable to current year foreign currency translation gains	$ 0.5
Investment in Mexico JV [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of restaurants to develop | restaurant		50
Number of restaurants operating in joint venture | restaurant		45